RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) - CAD CAD in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 428	CAD 681
Letters of credit provided in lieu of providing cash collateral to counterparties	395
Cash collateral on asset exposure	14	33
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	54	58
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	203	240
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	45	73
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	CAD 126	CAD 310